Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Components Of Rental Expense	Total rental expense for the periods presented was as follows:

	2016	2015	2014
Continuing operations	$51.2	$51.4	$48.9
Discontinued operations	$—	$.5	$2.1

Future Minimum Rental Commitments For All Long-Term Non-Cancelable Operating Leases	Future minimum rental commitments for all long-term non-cancelable operating leases are as follows:

Year ended December 31
2017	$33.6
2018	27.3
2019	20.1
2020	16.2
2021	12.2
Thereafter	23.4
$132.8